Property, Plant and Equipment - Additional Information (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Rate of capitalization	10.33%	10.50%	11.63%
Amount capitalized	$ 949	$ 660	$ 707